Business Combinations - Financial Results Included in the Consolidated Statement of Income (Details) - MUB $ in Millions	1 Months Ended
Dec. 31, 2022 USD ($)
Business Acquisition [Line Items]
Net interest income	$ 255
Noninterest income	(38)
Net income (loss)	$ (562)